FINANCING AND FINANCIAL INSTRUMENTS - Net Debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	$ 2,739	$ 2,748
Long-term debt, net of current portion	10,671	8,815
Cash and cash equivalents and restricted cash 1	(5,479)	(6,484)
Net debt	7,931	5,079
Reclassification of the period-end cash and cash equivalents to held for sale	3	0	$ 0
EUR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	1,697	2,088
Long-term debt, net of current portion	3,588	2,790
Cash and cash equivalents and restricted cash 1	(2,577)	(3,969)
Net debt	2,708	909
USD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	581	348
Long-term debt, net of current portion	5,893	5,378
Cash and cash equivalents and restricted cash 1	(1,555)	(1,183)
Net debt	4,919	4,543
ARS
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	0	0
Long-term debt, net of current portion	0	0
Cash and cash equivalents and restricted cash 1	(429)	(489)
Net debt	(429)	(489)
BRL
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	159	22
Long-term debt, net of current portion	93	80
Cash and cash equivalents and restricted cash 1	(271)	(237)
Net debt	(19)	(135)
INR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	10	1
Long-term debt, net of current portion	186	186
Cash and cash equivalents and restricted cash 1	(151)	(83)
Net debt	45	104
JPY
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	0	0
Long-term debt, net of current portion	450	0
Cash and cash equivalents and restricted cash 1	0	0
Net debt	450	0
Other
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	292	289
Long-term debt, net of current portion	461	381
Cash and cash equivalents and restricted cash 1	(496)	(523)
Net debt	$ 257	$ 147